John Hancock
Small Cap Growth Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Shares	Value
Common stocks 98.9%		$663,259,244
(Cost $464,656,107)
Consumer discretionary 17.6%		117,838,416
Auto components 2.9%
Fox Factory Holding Corp. (A)	123,860	19,257,753
Hotels, restaurants and leisure 5.8%
Boyd Gaming Corp. (A)	249,809	16,085,202
Chuy's Holdings, Inc. (A)	150,265	6,228,484
Texas Roadhouse, Inc.	168,568	16,976,483
Household durables 1.1%
Helen of Troy, Ltd. (A)	33,996	7,155,478
Internet and direct marketing retail 1.6%
Overstock.com, Inc. (A)	128,420	10,970,921
Specialty retail 4.4%
Leslie's, Inc. (A)	595,005	17,350,346
Lithia Motors, Inc., Class A	33,961	11,953,932
Textiles, apparel and luxury goods 1.8%
Deckers Outdoor Corp. (A)	35,356	11,859,817
Consumer staples 6.2%		41,587,685
Food and staples retailing 3.8%
BJ's Wholesale Club Holdings, Inc. (A)	308,495	13,817,491
Performance Food Group Company (A)	230,365	11,548,197
Food products 2.4%
Freshpet, Inc. (A)	91,743	16,221,997
Financials 4.4%		29,677,519
Banks 1.5%
First Financial Bankshares, Inc.	203,134	10,227,797
Capital markets 2.2%
PJT Partners, Inc., Class A	198,820	14,478,072
Thrifts and mortgage finance 0.7%
Axos Financial, Inc. (A)	104,865	4,971,650
Health care 28.6%		191,864,710
Biotechnology 7.5%
CareDx, Inc. (A)	162,209	13,041,604
Coherus Biosciences, Inc. (A)	534,313	7,031,559
Halozyme Therapeutics, Inc. (A)	378,006	15,653,228
Ligand Pharmaceuticals, Inc. (A)	34,852	4,102,080
PTC Therapeutics, Inc. (A)	270,261	10,613,149
Health care equipment and supplies 4.6%
CryoPort, Inc. (A)	212,707	11,894,575
Inmode, Ltd. (A)	129,548	11,058,217
Tandem Diabetes Care, Inc. (A)	89,730	7,662,045
Health care providers and services 5.9%
Addus HomeCare Corp. (A)	114,352	10,997,232
AMN Healthcare Services, Inc. (A)	112,966	10,020,084
Castle Biosciences, Inc. (A)	131,666	7,890,743
LHC Group, Inc. (A)	56,103	11,043,876
Health care technology 5.8%
Inovalon Holdings, Inc., Class A (A)	689,065	21,609,078
2	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care technology (continued)
Omnicell, Inc. (A)	122,753	$17,062,667
Life sciences tools and services 4.8%
Medpace Holdings, Inc. (A)	130,300	21,767,918
NeoGenomics, Inc. (A)	253,879	10,416,655
Industrials 19.5%		130,742,560
Aerospace and defense 4.1%
AeroVironment, Inc. (A)	129,326	14,178,009
Moog, Inc., Class A	80,858	7,293,392
RADA Electronic Industries, Ltd. (A)	519,819	6,133,864
Air freight and logistics 1.7%
Air Transport Services Group, Inc. (A)	455,410	11,312,384
Building products 2.4%
Simpson Manufacturing Company, Inc.	146,411	16,444,884
Commercial services and supplies 3.9%
Tetra Tech, Inc.	92,571	11,059,457
The Brink's Company	198,575	14,974,541
Machinery 4.0%
Astec Industries, Inc.	212,759	14,580,374
Kornit Digital, Ltd. (A)	119,454	12,447,107
Professional services 2.1%
Exponent, Inc.	67,401	6,148,993
FTI Consulting, Inc. (A)	55,394	7,619,445
Trading companies and distributors 1.3%
McGrath RentCorp	99,733	8,550,110
Information technology 21.0%		140,571,699
Communications equipment 3.6%
Calix, Inc. (A)	543,561	24,085,191
Electronic equipment, instruments and components 1.4%
Insight Enterprises, Inc. (A)	89,511	9,352,109
Semiconductors and semiconductor equipment 7.8%
Advanced Energy Industries, Inc.	131,276	13,391,465
Onto Innovation, Inc. (A)	245,930	17,650,396
Synaptics, Inc. (A)	166,424	21,024,344
Software 8.2%
Everbridge, Inc. (A)	109,368	12,850,740
LivePerson, Inc. (A)	204,093	11,214,910
Rapid7, Inc. (A)	159,521	13,343,932
Workiva, Inc. (A)	186,076	17,658,612
Real estate 1.6%		10,976,655
Equity real estate investment trusts 1.6%
QTS Realty Trust, Inc., Class A	173,188	10,976,655

	Yield (%)	Shares	Value
Short-term investments 2.7%			$17,884,584
(Cost $17,884,584)
Short-term funds 2.7%			17,884,584
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0250(B)	17,884,584	17,884,584

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Total investments (Cost $482,540,691) 101.6%	$681,143,828
Other assets and liabilities, net (1.6%)	(10,791,315)
Total net assets 100.0%	$670,352,513

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-21.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of May 31, 2021, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$32,357,257	$94,731,635	$(127,075,880)	$25,576	$(38,588)	$59,186	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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